SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES:

                                -----------------

                      DWS RREEF Global Infrastructure Fund

The following information replaces information about the portfolio management team in the "Portfolio management" section of the fund's prospectuses:

The following people handle the day-to-day management of the fund.

The following people handle the day-to-day management of the fund.

John F. Robertson, CFA                   Jowell Amores
Managing Director of Deutsche Asset      Vice President of Deutsche Asset
Management and Portfolio Manager         Management and Portfolio Manager of
of the fund                              the fund.
 o Joined RREEF in 1997, Deutsche         o Joined RREEF and Deutsche Asset
   Asset Management in 2002, and            Management in 2008 and the fund
   the fund in 2008.                        in 2008.
 o Over 17 years of investment            o Prior to joining Deutsche Asset
   industry experience.                     Management, Senior Infrastructure
 o BA, Wabash College; MBA, Indiana         Analyst for Macquarie Capital
   University.                              Investment Management.
                                          o Prior to that, natural gas &
John W. Vojticek                            electric utilities research analyst
Managing Director of Deutsche Asset         for five years with UBS Investment
Management and Portfolio Manager of         Bank in New York.
the fund                                  o Over nine years of investment
 o Joined RREEF and Deutsche Asset          industry experience.
   Management in 2004 and the fund        o BBA in Finance (Honors) from
   in 2008.                                 Montclair State University.
 o Prior to that, Principal at KG
   Redding and Associates, March         Francis Greywitt
   2004-September 2004.                  Vice President of Deutsche Asset
 o Prior to that, Managing Director      Management and Portfolio Manager of
   of RREEF from 1996-March 2004 and     the fund.
   Deutsche Asset Management from         o Joined RREEF and Deutsche Asset
   2002-March 2004.                         Management in 2005 and the fund
 o Over 12 years of investment              in 2008.
   industry experience.                   o Prior to that, REIT analyst with
 o BS, University of Southern               KeyBanc Capital Markets covering
   California.                              the office sector.
                                          o Over eight years of investment
                                            industry experience.
                                          o BBA, St. Bonaventure University.


             Please Retain This Supplement for Future Reference


                                                                     [Logo]DWS
                                                                   INVESTMENTS
                                                           Deutsche Bank Group
January 30, 2009
DRGIF-3600